Reserves	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reserves
28.	Reserves

(1)	Details of reserves, net of taxes, as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Valuation gain on FVOCI	￦	(124)	—
Valuation gain on available-for-sale financial assets		—	168,211
Other comprehensive loss of investments in associates		(334,637)	(320,060)
Valuation loss on derivatives		(41,601)	(73,828)
Foreign currency translation differences for foreign operations		2,920	(9,050)

	￦	(373,442)	(234,727)

(2)	Changes in reserves for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)	2018
	Valuation gain (loss) on financial assets at FVOCI		Valuation gain (loss) on available-for-sale financial assets	Other compre- hensive loss of investments in associates	Valuation loss on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at December 31, 2017	￦	—	168,211	(320,060)	(73,828)	(9,050)	(234,727)
Impact of adopting IFRS 9		99,407	(168,211)	—	—	—	(68,804)
Balance at January 1, 2018		99,407	—	(320,060)	(73,828)	(9,050)	(303,531)
Changes, net of taxes		(99,531)	—	(14,577)	32,227	11,970	(69,911)

Balance at December 31, 2018	￦	(124)	—	(334,637)	(41,601)	2,920	(373,442)

(In millions of won)
	2017
	Valuation gain (loss) on available-for-sale financial assets		Other compre- hensive loss of investments in associates	Valuation loss on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at January 1, 2017	￦	12,534	(179,167)	(96,418)	36,868	(226,183)
Changes, net of taxes		155,677	(140,893)	22,590	(45,918)	(8,544)

Balance at December 31, 2017	￦	168,211	(320,060)	(73,828)	(9,050)	(234,727)

(3)	Changes in valuation gain on financial assets at FVOCI and available-for-sale financial assets for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018		2017
Balance at January 1	￦	99,407	12,534
Amount recognized as other comprehensive income during the year, net of taxes		(117,514)	132,586
Amount reclassified to profit or loss, net of taxes		—	23,091
Amount reclassified to retained earnings, net of taxes		17,983	—

Balance at December 31	￦	(124)	168,211

(4)	Changes in valuation loss on derivatives for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018		2017
Balance at January 1	￦	(73,828)	(96,418)
Amount recognized as other comprehensive loss during the year, net of taxes		(11,301)	17,965
Amount reclassified to profit or loss, net of taxes		43,528	4,625

Balance at December 31	￦	(41,601)	(73,828)